Long-term debt and capital lease obligations (Tables)	3 Months Ended
Mar. 31, 2018
Long-term debt and capital lease obligations
Schedule of long-term debt and capital lease obligations
Long-term debt and capital lease obligations
in € THOUS
	March 31,	December 31,
	2018	2017

Amended 2012 Credit Agreement	2.079.048	2.017.952
Bonds	3.736.039	3.810.483
Convertible Bonds	388.546	386.984
Accounts Receivable Facility	295.273	293.673
Capital lease obligations	36.277	37.704
Other	134.350	131.611
Long-term debt and capital lease obligations	6.669.533	6.678.407
Less current portion	(872.508)	(883.535)
Long-term debt and capital lease obligations, less current portion	5.797.025	5.794.872

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement
Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2018		March 31, 2018 (1)

Revolving credit USD	$900.000	€730.460	$225.000	€182.615
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.440.000	€1.168.736	$1.440.000	€1.168.736
EUR term loan 5-year	€336.000	€336.000	€336.000	€336.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.235.196		€2.087.351

	Maximum amount available		Balance outstanding
	December 31, 2017		December 31, 2017 (1)

Revolving credit USD	$900.000	€750.438	$70.000	€58.367
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.470.000	€1.225.715	$1.470.000	€1.225.715
EUR term loan 5-year	€343.000	€343.000	€343.000	€343.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.319.153		€2.027.082

(1) Amounts shown are excluding debt issuance costs.

Schedule of accounts receivable facility
Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2018-1		March 31, 2018-2

Accounts Receivable Facility	$800.000	€649.298	$364.500	€295.836

	Maximum amount available		Balance outstanding
	December 31, 2017-1		December 31, 2017-2

Accounts Receivable Facility	$800.000	€667.056	$353.000	€294.338

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.